SCHEDULE I

MBIA INC. AND SUBSIDIARIES
SUMMARY OF INVESTMENTS, OTHER THAN INVESTMENTS IN RELATED PARTIES
(in thousands)

	December 31, 2006
Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet
Fixed-maturity:
Available-for-sale
United States Treasury and Government agency obligations	$688,062	$695,202	$695,202
Foreign governments	583,706	591,543	591,543
State and municipal obligations	5,061,649	5,251,780	5,251,780
Corporate and other obligations	11,936,608	12,169,914	12,169,914
Mortgage-backed	3,776,219	3,761,239	3,761,239
Asset-backed	5,457,250	5,461,823	5,461,823
Total available-for-sale	27,503,494	27,931,501	27,931,501
Held-to-maturity
Corporate and other obligations	1,100,000	1,100,000	1,100,000
Mortgage-backed	300,591	300,591	300,591
Asset-backed	3,812,873	3,787,175	3,812,873
Total held-to-maturity	5,213,464	5,187,766	5,213,464
Total fixed-maturity	32,716,958	33,119,267	33,144,965
Short-term investments	2,960,646	2,960,646	2,960,646
Other investments	946,674	971,707	971,707
Total investments	$36,624,278	$37,051,620	$37,077,318

SCHEDULE II

MBIA INC. (PARENT COMPANY)
CONDENSED BALANCE SHEETS
(In thousands, except per share amounts)

	December 31, 2006	December 31, 2005
ASSETS
Investments:
Fixed-maturity securities held as available-for-sale, at fair value (amortized cost $17,321,507 and $12,887,967)	$17,479,984	$13,105,834
Investment agreement portfolio pledged as collateral, at fair value (amortized cost $176,179 and $712,054)	175,834	729,072
Short-term investments, at amortized cost (which approximates fair value)	1,538,065	778,569
Other investments	789,850	731,875
Total investments	19,983,733	15,345,350
Cash and cash equivalents	35,885	51,617
Investment in wholly-owned subsidiaries	7,426,600	7,208,775
Intercompany loan receivable	1,070,276	636,667
Accrued investment income	329,857	213,741
Receivable for investments sold	65,590	70,037
Derivative assets	395,240	185,277
Other assets	139,268	192,170
Total assets	$29,446,449	$23,903,634
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Investment agreements	$12,154,865	$10,498,051
Securities sold under agreements to repurchase	173,124	649,716
Long-term debt	1,215,289	1,205,855
Intercompany loan payable	7,655,989	4,178,569
Deferred income taxes, net	65,417	94,846
Payable for investments purchased	53,574	21,008
Dividends payable	41,816	37,541
Derivative liabilities	291,706	223,861
Other liabilities	590,415	402,543
Total liabilities	22,242,195	17,311,990
Shareholders' Equity:
Preferred stock, par value $1 per share; authorized shares—10,000,000; issued and outstanding shares—none	—	—
Common stock, par value $1 per share; authorized shares—400,000,000; issued shares—158,330,220 and 155,601,779	158,330	156,602
Additional paid-in capital	1,533,102	1,435,590
Retained earnings	6,399,333	5,747,171
Accumulated other comprehensive income, net of deferred income tax of $172,798 and $238,881	321,293	399,381
Treasury stock, at cost—23,494,806 shares in 2006 and 22,554,528 shares in 2005	(1,207,804)	(1,147,100)
Total shareholders' equity	7,204,254	6,591,644
Total liabilities and shareholders' equity	$29,446,449	$23,903,634

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto and the accompanying notes.

SCHEDULE II

MBIA INC. (PARENT COMPANY)
CONDENSED STATEMENTS OF INCOME
(In thousands)

	Years Ended December 31
	2006	2005	2004
Revenues:
Operating income	$99,454	$86,188	$70,443
Net investment income	25,117	27,343	24,379
Net realized gains (losses)	10,033	642	(2,282)
Net gains (losses) on derivative instruments	(335)	21,901	(9,521)
Total revenues	134,269	136,074	83,019
Expenses:
Interest expense	82,160	92,999	74,699
Penalties and disgorgement	—	75,000	—
Operating expenses	37,572	30,505	24,266
Total expenses	119,732	198,504	98,965
Gain (loss) before income taxes and equity in earnings of subsidiaries	14,537	(62,430)	(15,946)
Income tax provision (benefit)	4,436	(584)	(2,382)
Gain (loss) before equity in earnings of subsidiaries	10,101	(61,846)	(13,564)
Equity in earnings of subsidiaries	809,187	772,832	856,610
Net income	$819,288	$710,986	$843,046

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto and the accompanying notes.

SCHEDULE II

MBIA INC. (PARENT COMPANY)
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Years Ended December 31
	2006	2005	2004
Cash flows from operating activities:
Net income	$819,288	$710,986	$843,046
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(809,187)	(772,832)	(856,610)
Dividends from subsidiaries	839,000	95,000	747,300
Decrease (increase) in intercompany accounts receivable	38,796	(54,985)	(60,392)
Amortization of bond discount, net	1,803	24,826	27,078
Increase in accrued investment income	(116,116)	(75,604)	(35,191)
Increase in accrued interest payable	79,903	55,866	7,107
Penalties and disgorgement	—	75,000	—
Net realized (gains) losses on sale of investments	(10,033)	(642)	2,282
Net losses (gains) on derivative instruments and foreign exchange	335	(21,901)	9,521
Deferred income tax (benefit) provision	(2,020)	809	9,498
Stock option compensation	20,379	19,421	19,536
Other, net	57,802	94,393	56,397
Total adjustments to net income	100,662	(560,649)	(73,474)
Net cash provided by operating activities	919,950	150,337	769,572
Cash flows from investing activities:
Purchase of fixed-maturity securities, net of payable for investments purchased	(17,320,279)	(12,342,690)	(11,256,111)
Sale of fixed-maturity securities, net of receivable
for investments sold	13,504,550	9,011,846	8,383,227
(Purchase) sale of short-term investments	(759,496)	472,368	(374,596)
(Purchase) sale of other investments	(57,163)	(88,628)	(505,431)
Contributions to subsidiaries	(256,751)	(20,000)	(20,500)
Advances to subsidiaries, net	(55,555)	(20,119)	(25,391)
Other, investing	2,311	—	—
Net cash used by investing activities	(4,942,383)	(2,987,223)	(3,798,802)
Cash flows from financing activities:
Proceeds from issuance of investment agreements
and medium-term notes	5,749,040	4,209,459	5,160,019
Payments for drawdowns of investment agreements
and medium-term notes	(4,204,713)	(1,893,940)	(3,327,142)
Securities sold under agreements to repurchase, net	(476,592)	435	147,883
Dividends paid	(162,851)	(147,247)	(132,072)
Capital issuance costs	(2,209)	(2,899)	(2,353)
Net proceeds from issuance of long-term debt	—	—	348,548
Net repayment from retirement of long-term debt	—	(100,000)	(50,000)
Proceeds from affiliate loan	3,143,811	1,067,257	1,251,109
Payments for derivatives	(26,415)	(340)	—
Purchase of treasury stock	(61,353)	(369,715)	(375,030)
Exercise of stock options	44,221	23,249	63,390
Excess tax benefit on share-based payment	3,762	—	—
Net cash provided by financing activities	4,006,701	2,786,259	3,084,352
Net (decrease) increase in cash and cash equivalents	(15,732)	(50,627)	55,122
Cash and cash equivalents—beginning of year	51,617	102,244	47,122
Cash and cash equivalents—end of year	$35,885	$51,617	$102,244
Supplemental cash flow disclosures:
Income taxes paid (refunded)	$(12,603)	$(29)	$5,803
Interest paid:
Long-term debt	$78,304	$86,850	$70,388
Other borrowings	$1,561	$1,003	$463

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto and the accompanying notes.

SCHEDULE II MBIA INC. (PARENT COMPANY) NOTES TO CONDENSED FINANCIAL STATEMENTS

1. Condensed Financial Statements
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the Company’s consolidated financial statements and the notes thereto.

2. Significant Accounting Policies
The Parent Company carries its investments in subsidiaries under the equity method.

3. Dividends from Subsidiaries
During 2006 and 2005, MBIA Insurance Corporation declared and paid dividends of $839.0 million and $95.0 million to MBIA Inc.

4. Obligations under Investment Agreement, Commercial Paper and Medium-Term Notes
The investment agreement business, as described in footnotes 2 and 19 to the consolidated financial statements of MBIA Inc. and subsidiaries is conducted by both the Registrant and its wholly owned subsidiary, MBIA Investment Management Corp.

SCHEDULE IV

MBIA INC. AND SUBSIDIARIES
REINSURANCE

Years Ended December 31, 2006, 2005 and 2004
(In thousands)

Insurance Premiums Written	Direct Amount	Ceded to Other Value	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
2006	$885,197	$98,591	$11,061	$797,667	1.4%
2005	$972,017	$127,107	$12,891	$857,801	1.5%
2004	$1,100,234	$158,831	$16,681	$958,084	1.7%